Derivatives (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Trades customer	one
Derivative assets	$ 54	$ 64
Derivative liabilities		$ 554,710